CECL (Details 12) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Dec. 31, 2021
Financing Receivable, Recorded Investment [Line Items]
Origination in current year	SFr 0	SFr 5
Origination in current year-1	3	0
Origination in current year-2	0	0
Origination in current year-3	0	63
Origination in current year-4	59	2
Origination 5 years or more	3	2
Total term positions	65	72
Revolving positions	1,236	970
Other financial assets held at amortized cost, total	1,301	1,042
Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Origination in current year	0	0
Origination in current year-1	0	0
Origination in current year-2	0	0
Origination in current year-3	0	0
Origination in current year-4	0	0
Origination 5 years or more	0	0
Total term positions	0	0
Revolving positions	0	0
Other financial assets held at amortized cost, total	0	0
Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Origination in current year	0	5
Origination in current year-1	3	0
Origination in current year-2	0	0
Origination in current year-3	0	63
Origination in current year-4	59	2
Origination 5 years or more	3	2
Total term positions	65	72
Revolving positions	1,236	970
Other financial assets held at amortized cost, total	1,301	1,042
Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Origination in current year	0	0
Origination in current year-1	0	0
Origination in current year-2	0	0
Origination in current year-3	0	0
Origination in current year-4	0	0
Origination 5 years or more	0	0
Total term positions	0	0
Revolving positions	0	0
Other financial assets held at amortized cost, total	0	0
Bank
Financing Receivable, Recorded Investment [Line Items]
Origination in current year	0	5
Origination in current year-1	3	0
Origination in current year-2	0	0
Origination in current year-3	0	63
Origination in current year-4	59	2
Origination 5 years or more	3	2
Total term positions	65	72
Revolving positions	1,236	970
Other financial assets held at amortized cost, total	1,301	1,042
Bank | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Origination in current year	0	0
Origination in current year-1	0	0
Origination in current year-2	0	0
Origination in current year-3	0	0
Origination in current year-4	0	0
Origination 5 years or more	0	0
Total term positions	0	0
Revolving positions	0	0
Other financial assets held at amortized cost, total	0	0
Bank | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Origination in current year	0	5
Origination in current year-1	3	0
Origination in current year-2	0	0
Origination in current year-3	0	63
Origination in current year-4	59	2
Origination 5 years or more	3	2
Total term positions	65	72
Revolving positions	1,236	970
Other financial assets held at amortized cost, total	1,301	1,042
Bank | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Origination in current year	0	0
Origination in current year-1	0	0
Origination in current year-2	0	0
Origination in current year-3	0	0
Origination in current year-4	0	0
Origination 5 years or more	0	0
Total term positions	0	0
Revolving positions	0	0
Other financial assets held at amortized cost, total	SFr 0	SFr 0